CONSOLIDATED STATEMENT OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 3,923,667	$ 10,070,063	$ 9,895,456
Cost of sales	(4,513,228)	(7,951,269)	(7,773,432)
Gross margin	(589,561)	2,118,794	2,122,024
Other income	411,002	360,864	472,758
Distribution costs	(294,278)	(580,046)	(615,214)
Administrative expenses	(499,512)	(735,218)	(736,333)
Other expenses	(692,939)	(422,792)	(356,250)
Restructuring activities expenses	(990,009)
Other gains/(losses)	(1,874,789)	11,525	53,499
Income from operation activities	(4,530,086)	753,127	940,484
Financial income	50,397	26,283	53,253
Financial costs	(586,979)	(589,934)	(539,137)
Foreign exchange gains/(losses)	(48,403)	(32,571)	(38,070)
Result of indexation units	9,348	(14,989)	(865)
Income (loss) before taxes	(5,105,723)	141,916	415,665
Income tax expense / benefit	550,188	53,697	(73,879)
NET INCOME (LOSS) FOR THE YEAR	(4,555,535)	195,613	341,786
Income (loss) attributable to owners of the parent	(4,545,887)	190,430	309,811
Income (loss) attributable to non-controlling interest	(9,648)	5,183	31,975
Net income (loss) for the year	$ (4,555,535)	$ 195,613	$ 341,786
EARNINGS PER SHARE
Basic earnings (losses) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090
Diluted earnings (losses) per share (US$) (in Dollars per share)	$ (7.49642)	$ 0.31403	$ 0.51090